Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Summary of Write-Downs
During the years ended December 31, 2025 and 2024, write-offs originated by damaged assets, additional expenses incurred, as well as the insurance recoveries received have been recorded as follows:

		2025 Effects	2024 Effects	Total Effects
Inventories	Ps.	28	613	641
Property, plant and equipment		—	1,081	1,081
Additional expenses & losses		137	1,612	1,749
Subtotal		165	3,306	3,471
Insurance recovery (1)		(1,625)	(1,669)	(3,294)
Total	Ps.	(1,460)	1,637	177

(1)As of December 31, 2025 and 2024, the outstanding insurance recovery balances amounted to Ps. 1,166 and Ps. 334, respectively, and were presented within “other sundry accounts receivable". The net cash proceeds from insurance recoveries totaled Ps. 814 in 2025, of which Ps. 731 were classified as operating activities and Ps. 83 as investing activities, and Ps. 1,335 in 2024, of which Ps. 1,090 were classified as operating activities and Ps. 245 as investing activities